Commitments and contingencies (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 22, 2015 lawsuit	Dec. 31, 2014 lawsuit	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other commitments
Rental expenses under operating leases			¥ 95,688	¥ 99,081	¥ 70,490
Operating lease
2017			50,992
2018			39,444
2019			36,195
2020			26,506
2021 and thereafter			14,357
Total			167,494
Contingencies
Number of action lawsuits | lawsuit	1	4
Remaining putative class actions combined into one action | lawsuit	3
Capital commitments for the logistic warehouse construction
Non-cancelable agreements:
2017			¥ 81,230